Intangible Assets - Schedule of Estimated Amortization Expense of Intangible Assets (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 46
2024	33
2025	29
2026	1
2027	1
Thereafter	$ 4